Schedule - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Accounts Receivable Allowances [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 28,726	$ 39,512	$ 33,837
Charged to costs and expenses	6,134	17,282	24,004
Charged to other accounts	1,226	1,985	1,415
Deductions	(14,875)	(30,053)	(19,744)
Ending Balance	21,211	28,726	39,512
Valuation Allowances on Net Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	94,573	96,870	112,165
Charged to costs and expenses	18,173	16,425	13,800
Charged to other accounts	6,121	5,000	826
Deductions	(6,140)	(23,722)	(29,921)
Ending Balance	$ 112,727	$ 94,573	$ 96,870